UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1:  Statement of Investments

				Value
	Shares		COMMON STOCKS	(note 1a)
Consumer	Automobiles and Components (1.4%)
Discretionary	1,264,063	Ford Motor Company	(Cost $16,174,723)	$15,257,240
(11.0%)	Consumer Services (0.8%)
	21,000	Chipotle Mexican Grill, Inc. (a)	(Cost $9,376,256)	8,893,500

	Retailing (8.8%)
	309,665		Liberty Interactive Corporation - Ventures A (a)	12,346,344
	375,026		Macy’s Inc.	13,894,713
	919,768		The TJX Companies, Inc.	68,780,251
			(Cost $28,028,933)	95,021,308
			(Cost $53,579,912)	119,172,048

Consumer	Food, Beverage and Tobacco (11.6%)
Staples	201,174		Danone	14,931,213
(15.2%)	182,400		Diageo plc ADR	21,165,696
	450,000		Nestle S.A.	35,483,620
	195,000		PepsiCo, Inc.	21,210,150
	704,378		Unilever N.V.	32,511,257
			(Cost $66,826,160)	125,301,936
	Food and Staples Retailing (3.6%)
	168,781		Costco Wholesale Corporation	25,740,790
	142,280		CVS Health Corporation	12,661,497
			(Cost $18,835,682)	38,402,287
			(Cost $85,661,842)	163,704,223

Energy	113,000		Anadarko Petroleum Corporation	7,159,680
(6.9%)	160,900		Apache Corporation	10,276,683
	1,472,819		Cameco Corporation	12,607,331
	650,000		Ensco plc - Class A	5,525,000
	3,830,440		Gulf Coast Ultra Deep Royalty Trust (a)	252,809
	535,000		Halliburton Company	24,010,800
	1,730,000		Helix Energy Solutions Group, Inc. (a)	14,064,900
			(Cost $59,688,571)	73,897,203

Financials	Banks (1.5%)
(22.8%)	140,000	M&T Bank Corporation	(Cost $3,966,544)	16,254,000
	Diversified Financials (5.1%)
	245,000		American Express Company	15,689,800
	285,000		JPMorgan Chase & Co.	18,978,150
	500,000		Nelnet, Inc.	20,185,000
			(Cost $23,578,547)	54,852,950
	Insurance (16.2%)
	158,877		Aon plc	17,872,074
	610,000		Arch Capital Group Ltd. (a)	48,348,600
	187,500		Axis Capital Holdings Limited	10,186,875
	110		Berkshire Hathaway Inc. Class A (a)	23,784,200
	125,000		Everest Re Group, Ltd.	23,746,250
	400,000		MetLife, Inc.	17,772,000
	243,298		Willis Towers Watson plc	32,302,675
			(Cost $51,091,270)	174,012,674
			(Cost $78,636,361)	245,119,624

Health Care	Pharmaceuticals, Biotechnology and Life Sciences
(12.1%)	757,400		Ariad Pharmaceuticals, Inc. (a)	10,368,806
	190,000		Celgene Corporation (a)	19,860,700
	514,409		Cempra, Inc. (a)	12,448,698
	438,600		Gilead Sciences, Inc.	34,702,032
	229,942		Intra-Cellular Therapies, Inc. (a)	3,504,316
	397,191		Merck & Co., Inc.	24,788,690
	540,252		Paratek Pharmaceuticals, Inc. (a)	7,028,679
	460,808		Pfizer Inc.	15,607,567
	711,123		Repros Therapeutics Inc. (a)	1,486,247
			(Cost $75,153,558)	129,795,735

				Value
	Shares	COMMON STOCKS (continued)		(note 1a)
Industrials	Capital Goods (5.4%)
(9.5%	189,131	Eaton Corporation plc		$12,427,798
	900,000	General Electric Company		26,658,000
	190,000	United Technologies Corporation		19,304,000
			(Cost $48,994,510)	58,389,798
	Commercial and Professional Services (3.7%)
	787,800	Republic Services, Inc.	(Cost $11,167,520)	39,744,510
	Transportation (0.4%)
	104,012	Hertz Global Holdings, Inc. (a)	(Cost $6,171,377)	4,177,122
			(Cost $66,333,407)	102,311,430

Information	Semiconductors and Semiconductor Equipment (3.4%)
Technology	200,850	ASML Holding N.V.		22,009,143
(16.2%)	390,500	Intel Corporation		14,741,375
			(Cost $12,991,164)	36,750,518
	Software and Services (5.1%)
	680,686	Microsoft Corporation		39,207,514
	378,034	Synchronoss Technologies, Inc. (a)		15,567,440
			(Cost $29,257,286)	54,774,954
	Technology Hardware and Equipment (7.7%)
	124,000	Apple Inc.		14,018,200
	790,000	Cisco Systems, Inc.		25,058,800
	127,900	Keysight Technologies, Inc. (a)		4,053,151
	391,200	QUALCOMM Incorporated		26,797,200
	238,209	Universal Display Corporation		13,222,981
			(Cost $46,141,789)	83,150,332
			(Cost $88,390,239)	174,675,804

Materials (1.5%)	1,026,422	Huntsman Corporation	(Cost $19,551,633)	16,699,886

Miscellaneous (4.1%)		Other (b)	(Cost $40,651,299)	44,410,454

Telecommunication	683,852	Vodafone Group plc ADR	(Cost $23,341,423)	19,934,286
Services (1.9%)

		TOTAL COMMON STOCKS (101.2%)	(Cost $590,988,245)	1,089,720,693

	Warrant	WARRANT
Technology	281,409	Applied DNA Sciences, Inc. (a)	(Cost $2,814)	316,698
Hardware &
Equipment (0.0%)

	Contracts	CALL OPTIONS
(100 Shares Each)		Company/Expiration Date/ Exercise Price
Energy (0.2%)	15,000	Cameco Corporation/March 17, 2017/$10.00 (a)		375,000
	10,000	Ensco plc/January 20, 2017/$8.00 (a)		1,350,000
		TOTAL CALL OPTIONS	(Cost $1,076,018)	1,725,000

Shares		SHORT-TERM SECURITY AND OTHER ASSETS
187,191,386	State Street Institutional Treasury Plus Money Market Fund (17.4%)		(Cost $187,191,386)	187,191,386
TOTAL INVESTMENTS (c) (118.8%)			(Cost $779,258,463)	1,278,953,777
Liabilities in excess of receivables and other assets (-1.1%)				(12,396,797)
				1,266,556,980
PREFERRED STOCK (-17.7%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,076,439,805

ADR - American Depository Receipt
(a) Non-income producing security.

(see notes to unaudited financial statements)

S T A T E M E N T O F O P T I O N S W R I T T E N

	Contracts		Value
Put Options	(100 shares each)	Company/Expiration Date/ Exercise Price	(note 1a)
Energy	15,000	Cameco Corporation/March 17, 2017/$7.00	$450,000
(0.1%)	10,000	Ensco plc/January 20, 2017/$6.00	300,000
		TOTAL OPTIONS WRITTEN (Premiums Received $773,965)	$750,000

(a)	Common shares unless otherwise noted; excludes transactions in Common Stocks - Miscellaneous - Other.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the
Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,089,720,693	-	-	$1,089,720,693
Purchased Options	1,725,000	-	-	1,725,000
Warrant	316,698	-	-	316,698
Money Market	187,191,386	-	-	187,191,386
Total	$1,278,953,777	-	-	$1,278,953,777

Liabilities
Options Written	($750,000)	-	-	($750,000)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2016, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2015, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-
2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 26, 2016

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: October 26, 2016